INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2022	2021	2020
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(148)	$(43)	$(66)
Deferred taxes
Income taxes – origination and reversal of temporary differences	125	160	185
Relating to change in tax rates / imposition of new tax laws	10	(147)	(7)
Relating to unrecognized temporary differences and tax losses	15	16	35
	150	29	213
Total income tax recovery (expense)	$2	$(14)	$147
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2022	2021	2020
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(75)	$3	$13
Other	(17)	(13)	(3)
Revaluation surplus
Origination and reversal of temporary differences	(881)	(1,003)	(934)
Relating to changes in tax rates / imposition of new tax laws	34	(159)	—
	$(939)	$(1,172)	$(924)
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2022	2021	2020
Statutory income tax recovery (expense)(1)	$(38)	$14	$53
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(10)	(5)	34
Differences between statutory rate and future tax rate and tax rate changes	10	(147)	(7)
Subsidiaries’ income taxed at different rates	49	129	68
Other	(9)	(5)	(1)
Effective income tax recovery (expense)	$2	$(14)	$147
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.
Brookfield Renewable’s effective income tax rate was (1.5)% for the year ended December 31, 2022 (2021: (26.9)% and 2020: 76.6%). The effective tax rate is different than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, changes in tax assets not recognized and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2022	2021	2020
Less than four years	$9	$5	$5
Thereafter	144	138	149
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2020	$885	$(5,574)	$(4,689)
Recognized in net income (loss)	273	(60)	213
Recognized in equity	(52)	(865)	(917)
Business combination	30	18	48
Foreign exchange	4	31	35
As at December 31, 2020	1,140	(6,450)	(5,310)
Recognized in net income (loss)	23	6	29
Recognized in equity	8	(1,068)	(1,060)
Business combination	(28)	33	5
Foreign exchange	6	312	318
As at December 31, 2021	1,149	(7,167)	(6,018)
Recognized in net income (loss)	132	18	150
Recognized in equity	—	(947)	(947)
Business combination	—	(42)	(42)
Foreign exchange	(8)	534	526
As at December 31, 2022	$1,273	$(7,604)	$(6,331)

The deferred income tax liabilities include $6,914 million (2021: $6,082 million and 2020: $5,145 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $6,028 million (2021: $5,856 million and 2020: $5,405 million).